LAW, COMPLIANCE AND EXTERNAL AFFAIRS J. Neil McMurdie Senior Counsel One Orange Way, C2N Windsor, CT 06095 Tel.: 860-580-2824 Fax: 860-580-4897 Email: neil.mcmurdie@voya.com www.voya.com

September 17, 2014 Naseem Nixon, Esq. U.S. Securities and Exchange Commission Division of Investment Management 100 F Street N.E. Washington, DC 20549

Re: Separate Account B of ING USA Annuity and Life Insurance Company
Initial Registration Statement on Form N-4, File Nos. 333-196391; 811-05626

ING USA Annuity and Life Insurance Company
Initial Registration Statement on Form S-3, File No. 333-196392

Dear Ms. Nixon:

On behalf of ING USA Annuity and Life Insurance Company (the “Company”) and its Separate Account B
(“Separate Account B”) (collectively, the “Registrant”), we are submitting this correspondence filing in response to the comments received from you via email dated July 29, 2014, in connection with the above-
referenced initial filings that were filed on May 30, 2014.

Your comments and our responses are noted below.

1.	General Comments

	a.	Please confirm in correspondence to the staff that all missing information and required exhibits will be included in the subsequent pre-effective amendment filing for this registration statement.

RESPONSE: We confirm that all missing information and required exhibits will be included in the subsequent pre-effective amendment filing for this registration statement.

Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the Company’s guarantees under the Contract or whether the
Company will be solely responsible for payment of Contract benefits.

Naseem Nixon, Esq. September 17, 2014 Page 2

RESPONSE: There are no guarantees or support payments with third parties to support any of the
Company’s guarantees under the Contract. The Company will be solely responsible for payment of contract benefits.

	b.	Please confirm supplementally that all material state-required variations to the terms described in the prospectus are disclosed therein.

RESPONSE: The Contracts described in the prospectus have begun to be filed in each state, and there are currently no material state-required variations to the terms described in the prospectus. We confirm, however, that we will include any material state-required variations to the terms described in the prospectus, in the event any such variations arise.

2.	Cover Page

	a.	The Contract is described as a flexible premium deferred combination variable “and fixed”
annuity contract. In correspondence to the staff, please explain the appropriateness of using the term
“fixed” to describe the Contract when the only fixed rate applicable to the Contract is in connection with the Interim Segment, a “holding” account for administrative purposes, not an investment option under the Contract.

RESPONSE: Although the fixed account associated with the Interim Segment is a “holding” account for administrative purposes, it is an essential element of the Contract and a Contract owner can make elections in relation to the Indexed Segments such that Contract value will be allocated to the Interim
Segment in perpetuity or for extended periods of time. More specifically, a Contract owner that elects a Rate Threshold for the Indexed Segments that exceeds the Cap Rates currently offered by the
Company will in effect be electing to allocate those assets to the Interim Account. To better highlight the importance of the Interim Segment under the Contract, we have enhanced certain disclosures about interest rate guarantees under the Interim Segment, when Contract value will be invested in the Interim
Segment, and how Rate Threshold elections will affect when amounts are invested in the Interim
Segment.

Also, be aware that to more completely identify all of the various investment options available under the Contract we have revised the description of the Contract in the prospectus to be “a flexible premium deferred combination variable, indexed and fixed annuity contract.”

	b.	The operation of the Contract as disclosed in the text box is not clear. Please revise using Plain
English principles (see Rule 421 under the Securities Act of 1933, as amended).

RESPONSE: In response to your comment, we have revised the language in the text box as follows:

Naseem Nixon, Esq. September 17, 2014 Page 3

The Contract provides a means for you to allocate Premium and Contract value to the following
Segments and variable Sub-accounts:
· Indexed Segments. These permit you to receive a rate of return (Index Credits) equal to the percentage change in an applicable Index over the term of the Indexed Segment, up to a predetermined maximum percentage. Index Credits may be positive or negative. If Index Credits are negative, you could lose money on your investment. However, the Index Segment may provide that a specified percentage of any negative change in the Index will be absorbed by the Company (a
Buffer). The currently available Indexed Segments are listed on the inside cover.
· A Sub-account of Variable Annuity Account B (“Separate Account B”), which invests in the Voya
Liquid Assets Portfolio.

Amounts not invested in the Indexed Segments or the Voya Liquid Assets Portfolio Subaccount will be allocated to the Interim Segment, which is part of our General Account and earns a guaranteed fixed rate of interest.

	c.	Please disclose prominently that the guarantees under the Contract, including the benefits associated with investment in Indexed Segments, are subject to the Company’s financial strength and claims-
paying ability and that the Contract is not a fixed annuity or a direct investment in an index or exchange-traded fund.

RESPONSE: We have added the requested disclosures to the cover of the prospectus using bolded text.
Please note, however, that we did not state that the Contract is not a fixed annuity because (1) the
Interim Segment is a fixed annuity, meaning that interest is credited at a fixed rate of interest for a fixed period of time, and (2) the Annuity Options are only available on a fixed basis.

	d.	Please disclose prominently that variable and index-linked annuity contracts are complex insurance and investment vehicles and that before investing in the Contract, purchasers should discuss with their financial representative whether the Contract is appropriate based upon their financial situation and objectives.

RESPONSE: We have added the requested disclosures to the cover of the prospectus using bolded text.

3.	Glossary

	a.	Please confirm that all defined terms are consistently capitalized throughout the prospectus (see
e.g., “contract” on page 4, “reallocations” on page 17, “death benefit” on page 3, and “proof of death”
on pages 26-28).

RESPONSE: We hereby confirm that we have revised the prospectus to consistently capitalize throughout the prospectus the terms defined in the Glossary.

	b.	Please confirm that capitalized terms in the prospectus are defined in the Glossary (see e.g.,
“Proceeds” on page 11, “Segments” on page 17, and “Minimum Guaranteed Surrender Value Interest
Rate” on page 23).

RESPONSE: We hereby confirm that we have revised the prospectus to eliminate capitalized terms that are not defined in the Glossary.

Naseem Nixon, Esq. September 17, 2014 Page 4

c.	Please include a definition of “Accumulation Unit Value” and “Customer Service” in the Glossary.
RESPONSE: We have added the definitions requested to the Glossary.

d.	In the definition of “Buffer,” please clarify that the contract owner would bear any loss of value that exceeds the Buffer.
RESPONSE: We have revised the definition of “Buffer” as requested.

e.	In the definition of “Fixed Interest Rate,” please clarify that the Company determines the interest rate in its sole discretion.
RESPONSE: We have clarified the definition of “Fixed Interest Rate” as requested.

f.	In the definition of “Index Credit,” please disclose with emphasis that an Index Credit can be negative, which means that a contract owner could lose money on the investment.
RESPONSE: We have revised the definition of “Index Credit” as requested.

g.	Please clarify in the definition of “Sub-account” that the term denotes an investment option under the Contract that invests in an underlying mutual fund.
RESPONSE: We have clarified the definition of “Sub-account” as requested.

4.	Synopsis – The Contract (p. 3)

a. Under the heading “How Does the Contract Work?” using Plain English principles, please explain the fundamental characteristics of the Contract and how investment performance is calculated.
Please include, for example,

	i.	a brief discussion regarding how a contract owner can allocate Premiums among two types of investment options: (1) Indexed Segments that credit interest based in part on the performance of an Index over a 1, 3, 5 or 7 year period, with positive interest limited by a Cap Rate determined by the Company and with negative interest partially absorbed by the Company subject to a Buffer limit also determined by the Company and/or (2) one or more Sub-accounts that invest in underlying mutual funds;

ii. an explanation of how the Contract can experience positive performance resulting in Index
Credits or negative performance resulting in investment losses;

iii. a brief example of how a Cap Rate would limit exposure to index gains; and

	iv.	a brief example of how the Buffer works (see e.g., disclosure on page 18 of the prospectus that states that if you have selected an Indexed Segment with a 20% Buffer and the Index Change is -
30%, then the Indexed Segment’s value would be reduced by 10%).

Naseem Nixon, Esq. September 17, 2014 Page 5

b.	Also, please disclose prominently that the Company reserves the right to add Indexed Segments or
Indexes, or to cease offering a specific Indexed Segment or a specific Index, or to cease accepting additional Premiums or Reallocations to any Indexed Segment or to the Contract, at any
time. In addition, please specify what notice, if any, contract owners would receive prior to the effective date of such changes. (Please apply any revisions to other applicable portions of the prospectus.)

c.	Please make clear in the Synopsis that, unlike investments in a Sub-account, Index Credits in connection with the Indexed Segments are an obligation of the Company and are subject to the
Company’s claims-paying ability.

RESPONSE: To address your comments, we propose the following revised text for the section “How does the contract work?”:

How does the contract work?
The contract is between you and us. You pay premium into your Contract, and we agree to make payments to you starting when you elect to begin receiving Annuity Payments.

The Contract has an accumulation phase and an income phase.

During the accumulation phase, you can allocate Premiums among two types of investment options:

·	Indexed Segments. These permit you to receive a rate of return (Index Credits) equal to the percentage change in an applicable Index over the term of the Indexed Segment (the Segment Term), up to a predetermined maximum percentage (the Cap Rate). Index Credits may be positive or negative. Positive Index Credits are limited by a Cap Rate (e.g. a Cap Rate of 8% will limit Index
Credits to 8%, even if the Index Change is greater than 8%). If Index Credits are negative, you could lose money on your investment. Negative Index Credits will be absorbed by the Company to the extent of any Buffer (e.g. a 10% Buffer will reduce a -15% Index Credit to -5%). The currently available Indexed Segments are listed on the inside cover to this prospectus.
·	Sub-accounts. Sub-accounts of Variable Annuity Account B (“Separate Account B”), each of which invests in an underlying mutual fund. Currently, only the Voya Liquid Assets Portfolio
Subaccount is available for investment.

Amounts not invested in the Indexed Segments or the Voya Liquid Assets Portfolio Subaccount will be allocated to the Interim Segment, which is part of our General Account and earns a guaranteed fixed rate of interest. Unlike investments in the Sub-accounts, Index Credits in connection with the Indexed
Segments and guaranteed interest in connection with the Interim Segment are obligations for the
Company and subject to its claims paying ability.

The Company reserves the right to add Indexed Segments or Indexes, or to cease offering a specific Indexed Segment or Index, or to cease accepting additional Premiums or Reallocations to any Indexed Segment or to the Contract, at any time. Additionally, while there is only one Sub-
account currently available, we reserve the right to add additional Sub-accounts in the future. We will provide Notice to You of any such change.

Naseem Nixon, Esq. September 17, 2014 Page 6

During the income phase, we begin to pay money to you. The income phase begins when you elect to begin receiving Annuity Payments.

If you elect to begin receiving Annuity Payments, we use the Accumulation Value of your Contract to determine the amount of income you will receive. Depending on the Annuity Plan you choose, you can receive payouts for life or for a specific period of time. You select the date the payouts start, which we refer to as the Annuity Commencement Date, and how often you receive them. See page 30 for information about Annuity Payments and Annuity Plans available to you.

5.	Synopsis – Fees and Expenses (pp. 4-5)

	a.	The current table formatting is confusing. Please revise. For example, please reorganize the
Maximum Transaction Charges table to first disclose Surrender Charges, then the Excess Transfer
Charge, and indent the table to set it apart from the preceding disclosure statements. (Please apply any revisions to other applicable portions of the prospectus.)

	b.	Please disclose the range of premium tax charges the Company could deduct (rather than provide a cross reference to another section of the prospectus in the fee table).

	c.	Under “Separate Account Annual Expenses,” please disclose the current Product Fee a contract owner will pay when owning the Contract. Please apply any revisions to other applicable portions of the prospectus. In addition, in related disclosure located on page 12 of the prospectus, please revise the disclosure to explain under what circumstances the current Product Fee could be raised subject to the maximum charge amount.

	d.	With respect to Fund Fees and Expenses, please clarify that the item shows expenses charged by the Funds in which the Sub-account(s) invest and that an investor may pay periodically during the time they own the Contract.

	e.	In footnote 3 to the fee table, please disclose whether the Company will assess its product charge during the annuity payout phase.

	f.	Please revise the fee table so that footnotes are distinguished from the regular text.

RESPONSE: We have revised the Synopsis – Fees and Expenses tables and footnotes as requested in your comments.

4.	Available Allocation Strategies (p. 5)

	a.	Please clarify how many allocation strategies are currently available under the Contract. Current disclosure states that there are three strategies; however, since contract owners cannot allocate
Premium and/or Reallocations to the Interim Segment, it may not be appropriate to characterize it as an investment strategy.

Naseem Nixon, Esq. September 17, 2014 Page 7

	b.	The prospectus states that “[y]ou may allocate Premium or make Reallocations to a Sub-account as described above” (emphasis added); however, the preceding disclosure discusses mainly fees and expenses. Please cross reference to a page in the prospectus where allocations to Sub-accounts are directly discussed.

RESPONSE: We have revised this section of the prospectus consistent with your comments.

5.	Risk Factors (pp. 6-7)

	a.	Loss of Principal in the Indexed Segments: The prospectus states that “[t]he Buffer is pro-rated with respect to Segment’s value surrendered prior to the Segment End Date.” Please clarify what this statement means and include a monetary example. In addition, the term “Segment” is not a defined term. Please revise.

RESPONSE: We have revised this section to address your comments and included a cross-reference to illustrative examples of how the Buffer is pro-rated.

	b.	Loss of Principal Due to Surrender Charge: The prospectus states that a Surrender Charge is designed to recover the costs the Company incurs for a Surrender or Withdrawal “that is too early.”
Please clarify what the Company means by “too early” (e.g., prior to recoupment of distribution expenses). (See also page 10 of the prospectus.)

RESPONSE: The Surrender Charge is designed to recover the costs the Company incurs in selling the contract. We have revised this section to more specifically indicate that it applies during the first seven years following receipt of each Premium. A similar change was made to the Surrender Charge section.

	c.	We May Decide to Eliminate an Index: The prospectus states that the Company may eliminate an
Index if it determines that “conditions in the capital markets do not permit us to effectively establish reasonable Cap Rates.” Please include examples of possible market conditions that would prevent the Company from establishing reasonable Cap Rates.

RESPONSE: Extreme market volatility, the lack of available counterparties for hedging purposes, and a substantial change to the composition of an index, may prevent us from effectively establishing Cap
Rates. Because of this we reserve the right to eliminate an Index in the circumstances described in this section, and we have enhanced the disclosures to address your comment.

6.	ING USA Annuity and Life Insurance Company (p. 8)

The disclosure uses the name “Voya” with respect to the Liquid Assets Portfolio. The rest of the prospectus references the “ING Liquid Assets Portfolio.” Please conform the disclosures.

RESPONSE: We have conformed the disclosures throughout the prospectus as requested.

Naseem Nixon, Esq. September 17, 2014 Page 8

7.		Fees and Expenses (p. 10)

According to the prospectus, withdrawals will be taken from Premiums on a first in first out basis
(“FIFO”) and Surrender Charges will be “assessed accordingly.” Please explain in Plain English how the Company will process withdrawals and Surrender Charges under the FIFO approach, including that each Premium may be charged a different Surrender Charge based on when the Premium was originally received. In addition, please consider including an example demonstrating how the Company uses this process to fulfill a withdrawal request.

RESPONSE: We have revised the disclosures about the Surrender Charge to more clearly describe how
Premium will be considered to be withdrawn using a First-in, First-Out (“FIFO”) approach when calculating the Surrender Charges, and we bolded the cross reference to the Withdrawals section to more clearly describe the actual order of and sources from which Withdrawals will be taken.

8.		The Annuity Contract (p. 12)

Please explain whether a surviving Joint Owner has a right to pay Premiums following the death of a
Joint Owner. If applicable, please refer the reader to spousal continuation disclosure on page 26 of the prospectus.

RESPONSE: We have strengthen the cross-reference in the “Joint Owner” section to the page where spousal beneficiary contract continuation is discussed, and added a sentence to that cross-referenced section indicating that a surviving spouse that continues the contract may make additional premium payments.

9.		Allocations (p. 16)

	a.	Rate Threshold for Indexed Segments: Please revise the disclosure to include the statement that begins
“[t]he Rate Threshold you set represents the minimum Cap Rate you find acceptable for a particular
Segment” as the second sentence in the paragraph. In addition, please clarify that you will not be able to reallocate Premium invested in an Indexed Segment to another Segment prior to the end of the
Segment Term, which could be as long as seven years. Also, please disclose whether a contract owner can transfer premium during a Segment Term to a Sub-account.

RESPONSE: We have made the revisions and added the disclosures as requested.

	b.	Dollar Cost Averaging: Prospectus disclosure states that a contract owner “may not set a Rate
Threshold in connection with the DCA program.” Please explain the impact of this restriction and any risks a contract owner should consider in light of this restriction. In addition, please disclose if
Dollar Cost Averaging is available for allocations to a Sub-account.

RESPONSE: Dollar Cost Averaging is available for allocations to a Sub-account. We have made this and other revisions to this section to describe the risk of not being able to elect a Rate Threshold for amount allocated to the Indexed Segments under the DCA program.

Naseem Nixon, Esq. September 17, 2014 Page 9

10.	The Indexed Segments (pp. 17-22)

	a.	Indexed Segments: Please revise the first sentence to state that you can allocate “Premium” to one or more Indexed Segments. In addition, please disclose in this section that Indexed Segments do not constitute ownership in the Index or exchange-traded fund that tracks the Index for the Indexed
Segment. Please also explain that unlike other investment products that track an Index or exchange-traded fund, positive investment performance in the Indexed Segments are subject to Cap
Rates.

RESPONSE: We have made the revisions and added the disclosures as requested.

	b.	Index Change: Please indent the Index Change formula for better clarity.

RESPONSE: We have made the revision as requested.

	c.	Indexed Segment Value during the Segment Term: Please indent the formula to determine the Prorate
Factor for better clarity.

RESPONSE: We have made the revision as requested.

	d.	Withdrawal Adjustments: Prospectus disclosure states that “[f]or days other than Business Days,
Index Credits are determined using Index Values from the previous Day.” In correspondence to the staff, please explain the reasons for this pricing practice.

RESPONSE: Our administrative systems are programmed to use the prior Business Day’s values when an Index Credit would be determined on a day other than a Business Day. Prior Business Day’s values are known and don’t trigger any delay in the calculation.

	e.	Indexed Segment Value on Segment Maturity Date Illustrative Examples: Please revise the formatting of this section to clearly distinguish the examples from the calculation steps involved in each example.

RESPONSE: We have made the revision as requested.

	f.	Availability of Indexes: Please remove the duplicate statement in the first paragraph regarding
Reallocations to Indexed Segments. In addition, please specify the type of notice, if any, contract owners would receive prior to the effective date of the substitution of an Index.

RESPONSE: We have made the revision as requested. We have added a sentence promising “Notice to You” (defined as written notice mailed to the Contract Owner’s last known address) of any change in or substitution of an index. Such notice will include a supplement to the prospectus, when required.

Naseem Nixon, Esq. September 17, 2014 Page 10

11.	The Interim Segment (pp. 22-23)

	a.	Please explain why the Interim Segment is used as a “holding” account for administrative purposes and how Premiums are allocated to the Interim Segment (i.e., who transfers Premium and
Reallocation to the Interim Segment and why). Also, please clarify if the Interim Segment is used as a holding account for Premiums allocated to a Sub-account (e.g., in connection with Dollar Cost
Averaging).

RESPONSE: The Interim Segment is used as a “holding” account before amounts are allocated to the
Indexed Segments because Premium received on date other than the beginning of a Segment Term (the
25th of each month) needs to be invested under the Contract until it can be allocated to the applicable
Indexed Segment. Allocations to an Indexed Segment are automatically held in the Interim Segment until the Segment Start Date when the amounts, include any fixed interest earned from the Interim
Segment, is automatically reallocated to the applicable Indexed Segment, provided all of the Segment
Participation Requirements are met. If all of the Segment Participation Requirements are not met (for
example, if a Rate Threshold is not met for a particular Indexed Segment), then Premium and
Reallocations directed to an Indexed Segment will remain allocated to the Interim Segment until all
Participation Requirements are met or different allocation instructions are received. We have made clarifications throughout the prospectus to make this clearer.

	b.	Please provide general account disclosure (i.e., the Interim Segment is subject to the Company’s claims-paying ability, including claims against and other liabilities of the Company).

RESPONSE: We have added the disclosures as requested.

	c.	Please clarify that under the Interim Segment, the Segment Term is the period over which the Fixed
Interest Rate is calculated by the Company. Please also disclose that the Interim Segment is a part of the Company’s General Account and that amounts held in the Interim Segment are an obligation of the Company and are subject to the Company’s financial strength and claims-paying ability.

RESPONSE: We have made the clarifications as requested.

12.	Surrenders and Withdrawals (pp. 23-24, 26)

	a.	Please remove the duplicate disclosure that begins “[a] Surrender or Withdrawal before the Owner or
Annuitant, as applicable, reaches age 59 ½ ”

RESPONSE: We have made the revision as requested.

	b.	In the subsection under “Cash Surrender Value,” please clarify that Cash Surrender Value will fluctuate daily based on the investment and/or performance results of the Sub- account(s) and
Segments.

RESPONSE: We have made the clarifications as requested.

Naseem Nixon, Esq. September 17, 2014 Page 11

	c.	Please revise the disclosure defining Cash Surrender Value. The current explanation is not consistent with the definition of Cash Surrender Value in the Glossary. In addition, the current explanation includes conflicting references to a “Fixed Strategy” and the “Interim Segment” and
also includes the application of a “Minimum Guaranteed Surrender Value Interest Rate” that was not previously discussed in the prospectus.

RESPONSE: We have revised the definition of Cash Surrender Value in the Glossary and made the clarifications and revisions to the Cash Surrender Value section of the prospectus so the disclosures throughout are consistent and do not conflict.

	d.	Withdrawals: Following the statement “[a] withdrawal may be subject to a Surrender Charge,”
please include a cross reference for additional information regarding Surrender Charges.

RESPONSE: We have added the cross reference as requested.

	e.	Sub-account Transfers: Please disclose whether transfers pursuant to any systematic allocation program that may be available (such as dollar cost averaging or asset rebalancing) will count towards the 12 free transfers per year. Also, please disclose whether transfers to more than one
Sub-account as part of a single request or on the same day will be counted as a single transfer.
Steve to check into this question.

RESPONSE: Under our Dollar Cost Averaging program amounts are transferred from the Interim
Segment to the Subaccount(s). These transfers are not counted in relation to the Excess Transfer Fee, which applies only to transfers between Sub-accounts. Additionally,
Transfers from a Sub-account to more than one Sub-account as part of a single request or on the same day will be counted as a single transfer. We have added disclosure to this effect to this section.

13.	Death Benefit (pp. 26-27)

	a.	Spousal Beneficiary Contract Continuation: Please emphasize that additional Premiums will not be accepted if a surviving spouse elects to continue the Contract.

RESPONSE: We have added a sentence to emphasize that Additional Premiums will be accepted if a surviving spouse elects to continue the contract.

	b.	Payment of the Proceeds to a Spousal or Non-Spousal Beneficiary: Please revise the statement
“[i]f we do not receive a request to apply the Proceeds to an Annuity Plan, we will make a single lump-sum payment to the Beneficiary.” This statement could mislead a purchaser to believe that the
Company will provide a lump sum check to the Beneficiary when, in fact, the Company will deposit a lump-sum payment to an interest bearing account. In addition, please explain that the interest bearing account, backed by the Company’s General Account, is subject to the Company’s financial strength and claims-paying ability.

RESPONSE: We have made the revisions as requested.

Naseem Nixon, Esq. September 17, 2014 Page 12

14.		Annuity Payments and Annuity Plans (p. 27)
	a.	Annuity Payments: Please revise the disclosure in the note to clarify that the Company will not waive any applicable Surrender “Charges” when you annuitize your Contract.

RESPONSE: We have made the revisions as requested.

	b.	Annuity Plans: Please list the three annuity plans in a numeric or bullet point list for better clarity.

RESPONSE: We have made the revisions as requested.

15.		Other Important Information – Right to Examine and Return the Contract (p. 30)

Please explain what happens to any investments allocated by contract owners who subsequently reject the Contract under the right to examine and return provision. Will negative or positive investment performance be reflected in the amount refunded to contract owners?

RESPONSE: We have added a sentence to indicate that a Contract Owner may receive more or less than their investment in the Contract is they elect to exercise the right to examine and return the Contract provision.

16.		Other Important Information – Selling the Contract (p. 31)
Please include the statement that begins “[m]arketing/distribution allowances, which may be based on percentages of Premium received” as a bullet point in the list of expense items disclosed in the section.

RESPONSE: We have made the revision as requested.

17.		Tandy Representation
We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Because the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statements, it should furnish a letter, at the time of such request, acknowledging that:

§ Should the Commission or the staff, acting pursuant to delegated authority, declare the filings effective, it does not foreclose the Commission from taking any action with respect to the filings;

§ The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

Naseem Nixon, Esq. September 17, 2014 Page 13

§ The registrant may not assert this action as defense in any proceeding initiated by the
Commission or any person under the federal securities laws of the United States.

RESPONSE: A separate letter that includes the Tandy representations will be included with the pre-
effective Amendment filing.

Please find attached a revised copy of the prospectus, R-tagged to indicate where changes were made since our initial filings. We will be sending to you through the U.S. Mail a courtesy copy of this letter and a marked version of the prospectus that will show the changes in more detail, and an unmarked version for ease of reading. We look forward to any questions you may have and hope that our revisions have adequately addressed your comments. Once we are satisfied that we have addressed all of your concerns and have the necessary information to make the registration statements complete, we will file pre-effective amendments and will also file our acceleration requests at that time.

We appreciate your help with this matter and if you have any questions or comments, please do not hesitate to call me at 860-580-2824.

Sincerely,

J. Neil McMurdie

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